Offsets	Nov. 26, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Stem, Inc.
Form or Filing Type	S-3
File Number	333-267275
Initial Filing Date	Sep. 02, 2022
Fee Offset Claimed	$ 27,620
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 600,000,000
Termination / Withdrawal Statement	Stem, Inc. previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on September 2, 2022 (File No. 333-267275) (the “Prior Registration Statement”), which registered up to $600,000,000 aggregate principal amount of common stock, preferred stock, debt securities, warrants to purchase any combination of the foregoing securities, rights, and units composed of one or more of the foregoing securities. In connection with the Prior Registration Statement, the Registrant paid a filing fee of $55,620.00, calculated in accordance with Rule 457(o) under the Securities Act. No securities were sold pursuant to the Prior Registration Statement, leaving $55,620.00 in previously paid fees available for future offset. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $27,620.00 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Stem, Inc.
Form or Filing Type	S-3
File Number	333-267275
Filing Date	Sep. 02, 2022
Fee Paid with Fee Offset Source	$ 55,620
Termination / Withdrawal Statement	Stem, Inc. previously filed a Registration Statement on Form S-3 with the Securities and Exchange Commission on September 2, 2022 (File No. 333-267275) (the “Prior Registration Statement”), which registered up to $600,000,000 aggregate principal amount of common stock, preferred stock, debt securities, warrants to purchase any combination of the foregoing securities, rights, and units composed of one or more of the foregoing securities. In connection with the Prior Registration Statement, the Registrant paid a filing fee of $55,620.00, calculated in accordance with Rule 457(o) under the Securities Act. No securities were sold pursuant to the Prior Registration Statement, leaving $55,620.00 in previously paid fees available for future offset. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $27,620.00 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.